EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 0.0%
	UNITED STATES — 0.0%
118	Hycroft Mining Holding Corp. *	$273
	TOTAL COMMON STOCKS
	(Cost $1,559,792)	273

Principal Amount[1]
	FIXED INCOME SECURITIES — 85.3%
	ARGENTINA — 1.3%
38,400,000	Argentina Treasury Bond BONCER 2.000%, 11/9/2026	654,547
	AUSTRALIA — 4.0%
1,000,000	Newcrest Finance Pty Ltd. 5.750%, 11/15/2041[2]	995,994
2,250,000	Queensland Treasury Corp. 1.750%, 7/20/2034[2]	1,041,253
		2,037,247
	BRAZIL — 1.9%
6,000,000	Brazilian Government International Bond 10.250%, 1/10/2028	1,000,394
	CANADA — 2.0%
1,500,000	Pembina Pipeline Corp. 3.310%, 2/1/2030[3]	1,011,996
	CHILE — 4.4%
2,200,000,000	Bonos de la Tesoreria de la Republica en pesos 6.000%, 4/1/2033[2]	2,281,543
	COLOMBIA — 5.1%
11,300,000,000	Colombia Government International Bond 9.850%, 6/28/2027	2,615,134
	DOMINICAN REPUBLIC — 1.2%
37,000,000	Dominican Republic International Bond 9.750%, 6/5/2026	601,343
	FRANCE — 2.4%
1,200,000	TotalEnergies S.E. 3.369% [3,4,5]	1,248,316

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2025 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	GERMANY — 4.5%
48,700,000	Kreditanstalt fuer Wiederaufbau 4.400%, 7/25/2025	$2,287,810
	LUXEMBOURG — 1.7%
75,000,000	European Investment Bank 6.950%, 3/1/2029[2]	863,538
	MALTA — 3.2%
9,000,000	Gaming Innovation Group PLC 9.824% (Stockholm Interbank Offered Rates 3 Month + 725 basis points), 12/18/2026[3,6]	846,200
800,000	Samara Asset Group PLC 10.585% (3-Month Euribor + 750 basis points), 11/5/2029[2,3,6]	809,130
		1,655,330
	MEXICO — 3.2%
17,850,000	America Movil S.A.B. de C.V. 9.500%, 1/27/2031[3]	827,969
20,000,000	Mexican Bonos 7.750%, 11/23/2034	832,559
		1,660,528
	NETHERLANDS — 2.5%
1,300,000	Volkswagen International Finance N.V. 3.875% [3,4]	1,287,321
	NORWAY — 8.5%
5,000,000	Aker A.S.A. 6.275%, 9/27/2027	453,876
8,750,000	Ax INV1 Holding A.S. 8.280% (Oslo Bors Norway Interbank Offered Rate Fixing 3 Month + 375 basis points), 2/14/2030[3,6]	777,889
5,000,000	City of Oslo Norway 1.320%, 2/16/2028	405,661
10,000,000	DNB Bank A.S.A. 7.000% (Oslo Bors Norway Interbank Offered Rate Fixing 3 Month + 230 basis points), 5/28/2030[3,6]	887,940
10,300,000	Hawk Infinity Software A.S. 11.180% (Oslo Bors Norway Interbank Offered Rate Fixing 3 Month + 650 basis points), 10/3/2028[3,6]	937,299

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2025 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	NORWAY (Continued)
10,000,000	NFH 240448 A.S. 13.880% (Oslo Bors Norway Interbank Offered Rate Fixing 3 Month + 925 basis points), 7/19/2027[2,3,6]	$887,706
		4,350,371
	PERU — 2.9%
5,400,000	Peruvian Government International Bond 5.940%, 2/12/2029	1,512,367
	PHILIPPINES — 10.6%
	Asian Development Bank
132,000,000	6.200%, 10/6/2026	1,510,704
100,000,000	6.150%, 2/25/2030	1,119,189
165,000,000	Philippine Government International Bond 6.250%, 1/14/2036	2,791,296
		5,421,189
	SINGAPORE — 4.2%
1,000,000	Housing & Development Board 2.320%, 1/24/2028	724,503
2,000,000	Singapore Government Bond 2.125%, 6/1/2026	1,457,690
		2,182,193
	SOUTH KOREA — 0.6%
20,000,000	Export-Import Bank of Korea 3.700%, 3/23/2026	334,761
	THAILAND — 3.0%
47,000,000	Thailand Government Bond 3.390%, 6/17/2037	1,538,040
	UNITED KINGDOM — 8.3%
1,000,000	BP Capital Markets PLC 3.250% [3,4,5]	1,035,371
190,000,000	European Bank for Reconstruction & Development 6.300%, 10/26/2027	2,160,788
1,000,000	Vodafone Group PLC 4.200%, 10/3/2078[3,5]	1,061,655
		4,257,814
	UNITED STATES — 9.8%
41,500,000,000	Inter-American Development Bank 5.100%, 11/17/2026	2,483,890

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2025 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	UNITED STATES (Continued)
	International Bank for Reconstruction & Development
22,000,000	3.700%, 1/25/2026	$370,800
2,000,000	9.750%, 1/21/2027	323,921
18,500,000,000	6.500%, 12/8/2027	1,133,131
8,000,000	International Finance Corp. 0.000%, 5/20/2030	712,650
		5,024,392
	TOTAL FIXED INCOME SECURITIES
	(Cost $47,619,397)	43,826,174

Number of Shares
	SHORT-TERM INVESTMENTS — 13.6%
6,991,370	Federated Hermes Treasury Obligations Fund - Institutional Class, 4.196% [7]	6,991,370
	Total Short-Term Investments
	(Cost $6,991,370)	6,991,370
	TOTAL INVESTMENTS — 98.9%
	(Cost $56,170,559)	50,817,817
	Other Assets in Excess of Liabilities — 1.1%	552,834
	TOTAL NET ASSETS — 100.0%	$51,370,651

PLC – Public Limited Company

*Non-income producing security.
[1]Local currency.
[2]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $6,879,164, which represents 13.39% of Net Assets.
[3]Callable.
[4]Perpetual security. Maturity date is not applicable.
[5]Variable rate security.
[6]Floating rate security.
[7]The rate is the annualized seven-day yield at period end.